Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000012453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Payson Total Return Fund
Without Sales Load [Member] | C000012453
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%	18.21%	12.05%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	18.59%	12.50%